Financial Risk Management	6 Months Ended
Jun. 30, 2019
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Financial Risk Management

NOTE 20 - FINANCIAL RISK MANAGEMENT

The Group’s financial risk management strategy focuses on minimizing the cash flow impacts of volatility in foreign currency exchange rates, metal prices and interest rates, while maintaining the financial flexibility the Group requires in order to successfully execute the Group’s business strategies.

Due to Constellium’s capital structure and the nature of its operations, the Group is exposed to the following financial risks: (i) market risk (including foreign exchange risk, commodity price risk and interest rate risk); (ii) credit risk and (iii) liquidity and capital management risk.

20.1 Market risk

In 2016, the Group agreed with a major customer for the sale of fabricated metal products in U.S. Dollars to be supplied from a Euro functional currency entity. In line with its hedging policy, the Group entered into significant foreign exchange derivatives that match related highly probable future conversion sales by selling U.S. Dollars against Euros. The Group designated these derivatives for hedge accounting, with total nominal amount of $296 million as of June 30, 2019 ($369 million as of December 31, 2018) and maturities ranging from 2019 to 2022.

For hedges that do not qualify for hedge accounting, any mark-to-market movements are recognized in Other gains / (losses) – net.

The table below details the effect of foreign currency derivatives in the Unaudited Interim Income Statement and the Unaudited Interim Statement of Comprehensive Income / (Loss):

		Three months	Three months	Six months	Six months
		ended June 30,	ended June 30,	ended June 30,	ended June 30,
(In millions of Euros)	Notes	2019	2018	2019	2018
Derivatives that do not qualify for hedge accounting
Included in Other gains / (losses) – net
Realized gains / (losses) on foreign currency derivatives – net	7	2	(1)	4	(2)
Unrealized (losses) / gains on foreign currency derivatives – net (A)	7	(1)	5	1	4
Derivatives that qualify for hedge accounting
Included in Revenue
Realized (losses) / gains on foreign currency derivatives – net	7	(1)	2	(2)	4
Unrealized (losses) on foreign currency derivatives – net	7	—	(1)	—	(1)
Included in Other gains / (losses) – net
Realized losses on foreign currency derivatives – net	7	(1)	(2)	(1)	(1)
Unrealized gains / (losses) on foreign currency derivatives – net	7	—	—	—	—
Included in other comprehensive income / (loss)
Unrealized gains / (losses) on foreign currency derivatives – net		1	(22)	(7)	(11)
Gains / (Losses) reclassified from cash flow hedge reserve to Consolidated Income Statement		1	(1)	2	(3)

(A) Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future periods when these sales are recognized.

20.2 Translation exposures

Foreign exchange impacts related to the translation to Euro of net investments in foreign subsidiaries, and related revenues and expenses are not hedged as the Group operates in these various countries on permanent basis, except as described below.

In June 2018, the Group entered into forward contracts with nominal amount of CHF174 million to hedge the currency risk associated with the translation of the net assets of its Swiss operations into the Group’s presentation currency. The Group designated these derivatives as a net investment hedge. The realized loss of the net investment hedge is included in Currency translation differences within Other comprehensive income for €2.8 million.

20.3 Liquidity and capital risk management

The liquidity requirements of the overall Company are funded by drawing on available credit facilities, while the internal management of liquidity is optimized by means of cash pooling agreements and/or intercompany loans and deposits between the Company’s operating entities and central Treasury.

At June 30, 2019, the borrowing base for the Pan-U.S. ABL facility and the French inventory facility were $374 million and €78 million, respectively. After deduction of amounts drawn and letters of credit, the Group had €314 million of outstanding availability under these secured revolving credit facilities.

At June 30, 2019, liquidity was €588 million, comprised of €213 million of cash and cash equivalents and €375 million of available undrawn facilities, including the €314 million described above.